Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 21 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Partial exercise of Commitment Amount

As noted in Note 13C4 above, during the period commencing on January 1, 2024 through the issuance date of these financial statements, the Company sold 2,150,000 Advance Shares to Yorkville out of the Commitment Amount under SEPA for a total purchase price of $2,108 thousand (an amount of $819 thousand out of which was accounted for as repayment of principal and accrued interest related to the First Promissory Note).

B.	As noted in Note 13C4 above, on March 25, 2024, the Company entered into second amendment to the SEPA under which the Commitment Amount was increased from original amount of $10,000 thousand to an updated amount of $15,000 thousand.